Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000131094
Shareholder Report [Line Items]
Fund Name	DF Tactical Dividend Fund
Class Name	Class A
Trading Symbol	PWDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$201	1.80%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.80%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 77,759,786
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 718,754
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$77,759,786 Number of Portfolio Holdings51 Advisory Fee $718,754 Portfolio Turnover76%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	11.9%
Common Stocks	86.1%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.4%
Materials	2.3%
Money Market Funds	2.3%
Real Estate	3.5%
Consumer Discretionary	4.0%
Communications	5.6%
Consumer Staples	5.9%
Utilities	6.7%
Technology	9.2%
Energy	11.4%
Health Care	12.2%
Collateral for Securities Loaned	13.5%
Financials	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NRG Energy, Inc.	2.4%
Vistra Corporation	2.3%
Amcor PLC	2.3%
AbbVie, Inc.	2.2%
Citizens Financial Group, Inc.	2.1%
Fifth Third Bancorp	2.1%
Progressive Corporation (The)	2.1%
T Rowe Price Group, Inc.	2.1%
US Bancorp	2.1%
M&T Bank Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

C000148993
Shareholder Report [Line Items]
Fund Name	DF Tactical Dividend Fund
Class Name	Class C
Trading Symbol	PWDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$283	2.55%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.55%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 77,759,786
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 718,754
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$77,759,786 Number of Portfolio Holdings51 Advisory Fee $718,754 Portfolio Turnover76%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	11.9%
Common Stocks	86.1%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.4%
Materials	2.3%
Money Market Funds	2.3%
Real Estate	3.5%
Consumer Discretionary	4.0%
Communications	5.6%
Consumer Staples	5.9%
Utilities	6.7%
Technology	9.2%
Energy	11.4%
Health Care	12.2%
Collateral for Securities Loaned	13.5%
Financials	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NRG Energy, Inc.	2.4%
Vistra Corporation	2.3%
Amcor PLC	2.3%
AbbVie, Inc.	2.2%
Citizens Financial Group, Inc.	2.1%
Fifth Third Bancorp	2.1%
Progressive Corporation (The)	2.1%
T Rowe Price Group, Inc.	2.1%
US Bancorp	2.1%
M&T Bank Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

C000131095
Shareholder Report [Line Items]
Fund Name	DF Tactical Dividend Fund
Class Name	Class I
Trading Symbol	PWDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$173	1.55%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 77,759,786
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 718,754
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$77,759,786 Number of Portfolio Holdings51 Advisory Fee $718,754 Portfolio Turnover76%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	11.9%
Common Stocks	86.1%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.4%
Materials	2.3%
Money Market Funds	2.3%
Real Estate	3.5%
Consumer Discretionary	4.0%
Communications	5.6%
Consumer Staples	5.9%
Utilities	6.7%
Technology	9.2%
Energy	11.4%
Health Care	12.2%
Collateral for Securities Loaned	13.5%
Financials	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NRG Energy, Inc.	2.4%
Vistra Corporation	2.3%
Amcor PLC	2.3%
AbbVie, Inc.	2.2%
Citizens Financial Group, Inc.	2.1%
Fifth Third Bancorp	2.1%
Progressive Corporation (The)	2.1%
T Rowe Price Group, Inc.	2.1%
US Bancorp	2.1%
M&T Bank Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

C000169555
Shareholder Report [Line Items]
Fund Name	DF Tactical Momentum Fund
Class Name	Class A
Trading Symbol	MOJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$279	2.18%

Expenses Paid, Amount	$ 279
Expense Ratio, Percent	2.18%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 23, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 61,011,366
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 653,715
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$61,011,366
Number of Portfolio Holdings	52
Advisory Fee	$653,715
Portfolio Turnover	287%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.4%
Common Stocks	90.6%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.0%
Real Estate	1.5%
Materials	1.6%
Utilities	2.1%
Money Market Funds	2.2%
Energy	3.5%
Industrials	4.2%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Collateral for Securities Loaned	8.0%
Communications	9.0%
Financials	9.3%
Health Care	9.3%
Technology	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Astera Labs, Inc.	2.7%
Sandisk Corporation	2.5%
Intel Corporation	2.4%
Western Digital Corporation	2.4%
Affirm Holdings, Inc. - Class A	2.4%
Palo Alto Networks, Inc.	2.4%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
MasTec, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

C000169556
Shareholder Report [Line Items]
Fund Name	DF Tactical Momentum Fund
Class Name	Class C
Trading Symbol	MOJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$373	2.93%

Expenses Paid, Amount	$ 373
Expense Ratio, Percent	2.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 23, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 61,011,366
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 653,715
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$61,011,366
Number of Portfolio Holdings	52
Advisory Fee	$653,715
Portfolio Turnover	287%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.4%
Common Stocks	90.6%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.0%
Real Estate	1.5%
Materials	1.6%
Utilities	2.1%
Money Market Funds	2.2%
Energy	3.5%
Industrials	4.2%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Collateral for Securities Loaned	8.0%
Communications	9.0%
Financials	9.3%
Health Care	9.3%
Technology	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Astera Labs, Inc.	2.7%
Sandisk Corporation	2.5%
Intel Corporation	2.4%
Western Digital Corporation	2.4%
Affirm Holdings, Inc. - Class A	2.4%
Palo Alto Networks, Inc.	2.4%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
MasTec, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

C000169557
Shareholder Report [Line Items]
Fund Name	DF Tactical Momentum Fund
Class Name	Class I
Trading Symbol	MOJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$247	1.93%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 23, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 61,011,366
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 653,715
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$61,011,366
Number of Portfolio Holdings	52
Advisory Fee	$653,715
Portfolio Turnover	287%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.4%
Common Stocks	90.6%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.0%
Real Estate	1.5%
Materials	1.6%
Utilities	2.1%
Money Market Funds	2.2%
Energy	3.5%
Industrials	4.2%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Collateral for Securities Loaned	8.0%
Communications	9.0%
Financials	9.3%
Health Care	9.3%
Technology	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Astera Labs, Inc.	2.7%
Sandisk Corporation	2.5%
Intel Corporation	2.4%
Western Digital Corporation	2.4%
Affirm Holdings, Inc. - Class A	2.4%
Palo Alto Networks, Inc.	2.4%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
MasTec, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

C000193677
Shareholder Report [Line Items]
Fund Name	DF Tactical Yield Fund
Class Name	Class A
Trading Symbol	FLOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.54%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,715,087
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 358,025
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$44,715,087
Number of Portfolio Holdings	9
Advisory Fee	$358,025
Portfolio Turnover	164%

Holdings [Text Block]

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-19.4%
Money Market Funds	1.7%
Collateral for Securities Loaned	19.2%
Fixed Income	98.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	16.1%
Exchange-Traded Funds	47.6%
Money Market Funds	1.4%
Open End Funds	34.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.0%
Invesco Senior Loan ETF	18.7%
SPDR Portfolio High Yield Bond ETF	18.1%
Lord Abbett Floating Rate Fund - Class I	10.5%
Virtus Seix Floating Rate High Income Fund - Class I	10.4%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.4%
Invesco Floating Rate ESG Fund - Class Y	10.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

C000193678
Shareholder Report [Line Items]
Fund Name	DF Tactical Yield Fund
Class Name	Class C
Trading Symbol	FLOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.29%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.29%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,715,087
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 358,025
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$44,715,087
Number of Portfolio Holdings	9
Advisory Fee	$358,025
Portfolio Turnover	164%

Holdings [Text Block]

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-19.4%
Money Market Funds	1.7%
Collateral for Securities Loaned	19.2%
Fixed Income	98.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	16.1%
Exchange-Traded Funds	47.6%
Money Market Funds	1.4%
Open End Funds	34.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.0%
Invesco Senior Loan ETF	18.7%
SPDR Portfolio High Yield Bond ETF	18.1%
Lord Abbett Floating Rate Fund - Class I	10.5%
Virtus Seix Floating Rate High Income Fund - Class I	10.4%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.4%
Invesco Floating Rate ESG Fund - Class Y	10.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

C000193679
Shareholder Report [Line Items]
Fund Name	DF Tactical Yield Fund
Class Name	Class I
Trading Symbol	FLOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.29%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,715,087
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 358,025
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$44,715,087
Number of Portfolio Holdings	9
Advisory Fee	$358,025
Portfolio Turnover	164%

Holdings [Text Block]

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-19.4%
Money Market Funds	1.7%
Collateral for Securities Loaned	19.2%
Fixed Income	98.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	16.1%
Exchange-Traded Funds	47.6%
Money Market Funds	1.4%
Open End Funds	34.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.0%
Invesco Senior Loan ETF	18.7%
SPDR Portfolio High Yield Bond ETF	18.1%
Lord Abbett Floating Rate Fund - Class I	10.5%
Virtus Seix Floating Rate High Income Fund - Class I	10.4%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.4%
Invesco Floating Rate ESG Fund - Class Y	10.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

C000199674
Shareholder Report [Line Items]
Fund Name	DF Tactical Allocation Fund
Class Name	Class A
Trading Symbol	GTAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,922,167
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,922,167 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover134%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.5%
Exchange-Traded Funds	48.8%
Money Market Funds	2.3%
Open End Funds	41.4%

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.3%
Money Market Funds	2.5%
Collateral for Securities Loaned	8.1%
Fixed Income	32.3%
Equity	65.4%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	26.9%
DF Tactical 30 ETF	20.5%
DF Tactical Momentum Fund - Class I	18.0%
SPDR Portfolio High Yield Bond ETF	9.8%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	8.3%
SPDR Blackstone Senior Loan ETF	7.1%
Invesco Senior Loan ETF	7.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

C000199675
Shareholder Report [Line Items]
Fund Name	DF Tactical Allocation Fund
Class Name	Class C
Trading Symbol	GLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.66%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.66%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,922,167
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,922,167 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover134%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.5%
Exchange-Traded Funds	48.8%
Money Market Funds	2.3%
Open End Funds	41.4%

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.3%
Money Market Funds	2.5%
Collateral for Securities Loaned	8.1%
Fixed Income	32.3%
Equity	65.4%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	26.9%
DF Tactical 30 ETF	20.5%
DF Tactical Momentum Fund - Class I	18.0%
SPDR Portfolio High Yield Bond ETF	9.8%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	8.3%
SPDR Blackstone Senior Loan ETF	7.1%
Invesco Senior Loan ETF	7.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

C000199676
Shareholder Report [Line Items]
Fund Name	DF Tactical Allocation Fund
Class Name	Class I
Trading Symbol	GTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,922,167
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,922,167 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover134%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	7.5%
Exchange-Traded Funds	48.8%
Money Market Funds	2.3%
Open End Funds	41.4%

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.3%
Money Market Funds	2.5%
Collateral for Securities Loaned	8.1%
Fixed Income	32.3%
Equity	65.4%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	26.9%
DF Tactical 30 ETF	20.5%
DF Tactical Momentum Fund - Class I	18.0%
SPDR Portfolio High Yield Bond ETF	9.8%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	8.3%
SPDR Blackstone Senior Loan ETF	7.1%
Invesco Senior Loan ETF	7.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

C000091243
Shareholder Report [Line Items]
Fund Name	DF Tactical Income Fund
Class Name	Class A
Trading Symbol	PWRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.70%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,241,560
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 763,490
InvestmentCompanyPortfolioTurnover	265.00%
Holdings [Text Block]

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.5%
Money Market Funds	2.0%
Equity	10.5%
Collateral for Securities Loaned	17.4%
Fixed Income	87.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	14.8%
Exchange-Traded Funds	74.5%
Money Market Funds	1.7%
Open End Funds	9.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	29.3%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	29.1%
SPDR Blackstone Senior Loan ETF	14.7%
Invesco Senior Loan ETF	14.5%
DF Tactical Dividend Fund - Class I	10.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

C000091244
Shareholder Report [Line Items]
Fund Name	DF Tactical Income Fund
Class Name	Class C
Trading Symbol	PWRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.45%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,241,560
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 763,490
InvestmentCompanyPortfolioTurnover	265.00%
Holdings [Text Block]

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.5%
Money Market Funds	2.0%
Equity	10.5%
Collateral for Securities Loaned	17.4%
Fixed Income	87.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	14.8%
Exchange-Traded Funds	74.5%
Money Market Funds	1.7%
Open End Funds	9.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	29.3%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	29.1%
SPDR Blackstone Senior Loan ETF	14.7%
Invesco Senior Loan ETF	14.5%
DF Tactical Dividend Fund - Class I	10.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

C000091245
Shareholder Report [Line Items]
Fund Name	DF Tactical Income Fund
Class Name	Class I
Trading Symbol	PWRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$146	1.45%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,241,560
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 763,490
InvestmentCompanyPortfolioTurnover	265.00%
Holdings [Text Block]

Asset Weighting (% of Net Assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.5%
Money Market Funds	2.0%
Equity	10.5%
Collateral for Securities Loaned	17.4%
Fixed Income	87.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	14.8%
Exchange-Traded Funds	74.5%
Money Market Funds	1.7%
Open End Funds	9.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	29.3%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	29.1%
SPDR Blackstone Senior Loan ETF	14.7%
Invesco Senior Loan ETF	14.5%
DF Tactical Dividend Fund - Class I	10.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.